Summary of Inputs for Model Used (Details)	12 Months Ended
	Mar. 31, 2024 $ / shares	Mar. 31, 2024 ₨ / shares	Mar. 31, 2023 $ / shares	Mar. 31, 2023 ₨ / shares
Performance stock unit plan [member]
IfrsStatementLineItems [Line Items]
Weighted average share price, share options granted | $ / shares	$ 2.02
Risk- free interest rate	4.15%	4.15%	2.80%	2.80%
Expected volatility (%)	55.00%	55.00%	45.00%	45.00%
Description of inputs to option pricing model, share options granted	4 years	4 years	4 years	4 years
Dividend Yield	0.00%	0.00%	0.00%	0.00%
Description of option pricing model, share options granted	Monte Carlo Simulation	Monte Carlo Simulation	Monte Carlo Simulation	Monte Carlo Simulation
Performance stock unit plan [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Weighted average share price, share options granted | $ / shares			$ 0.361
Performance stock unit plan [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Weighted average share price, share options granted | $ / shares			$ 0.81
Restricted stock unit plan [member]
IfrsStatementLineItems [Line Items]
Weighted average share price, share options granted | ₨ / shares		₨ 2.02
Risk- free interest rate	4.15%	4.15%	2.80%	2.80%
Expected volatility (%)	55.00%	55.00%	45.00%	45.00%
Description of inputs to option pricing model, share options granted	4 years	4 years	4 years	4 years
Dividend Yield	0.00%	0.00%	0.00%	0.00%
Description of option pricing model, share options granted	Black-Scholes Valuation	Black-Scholes Valuation	Black-Scholes Valuation	Black-Scholes Valuation
Restricted stock unit plan [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Weighted average share price, share options granted | ₨ / shares				₨ 1.45
Restricted stock unit plan [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Weighted average share price, share options granted | ₨ / shares				₨ 2.70